Share-Based Payment - Summary of Key Share-based Awards Expense and their Respective Equity or Liability Balances (Details)	12 Months Ended
	Dec. 31, 2024 shares segment category	Dec. 31, 2023 segment shares
Number of Shares Rollforward [Roll Forward]
Beginning balance	20,779,764,000	18,872,747,000
Granted	(4,979,697,000)	(6,434,928,000)
Cancelled	5,779,650,000	2,378,742,000
Ending balance	18,638,934,000	20,779,764,000
Restricted share units (RSUs) [Member]
Number of Shares Rollforward [Roll Forward]
Ending balance | segment	12,703,778,000
Number of employees | category	1,600
Percentage of total employees	10.60%
Number of vested	24,686
Restricted share units (RSUs) [Member] | Equity attributable to owners of parent [member]
Number of Shares Rollforward [Roll Forward]
Beginning balance	12,429,557,000	11,507,221,000
Granted	(3,649,962,000)	(5,293,655,000)
Cancelled	2,034,864,000	2,222,150,000
Ending balance	(12,703,778,000)	12,429,557,000
Performance share units (PSUs) [Member]
Number of Shares Rollforward [Roll Forward]
Ending balance	5,891,383,000
Number of employees | category	200
Percentage of total employees	1.30%
Performance share units (PSUs) [Member] | Equity attributable to owners of parent [member]
Number of Shares Rollforward [Roll Forward]
Beginning balance	8,305,048,000	7,320,367,000
Granted	(1,329,735,000)	(1,141,273,000)
Cancelled | segment	(3,743,400,000)	(156,592,000)
Ending balance | segment	5,891,383,000	8,305,048,000
Stock Options [Member]
Number of Shares Rollforward [Roll Forward]
Ending balance	43,773,000
Stock Options [Member] | Equity attributable to owners of parent [member]
Number of Shares Rollforward [Roll Forward]
Beginning balance	45,159,000	45,159,000
Granted	0	0
Cancelled	(1,386,000)	0
Ending balance | segment	43,773,000	45,159,000